14. SHAREHOLDERS' EQUITY: Schedule of warrants outstanding and exercisable (Tables)	24 Months Ended
Dec. 31, 2020
Tables/Schedules
Schedule of warrants outstanding and exercisable

Exercise Price	Expiry date	Warrants Outstanding
$0.20	June 26, 2022	1,791,159
$0.20	August 3, 2022	742,667
$0.20	November 27, 2022	2,872,000
$0.15	November 19, 2021	3,060,000
$0.15	November 13, 2021	3,425,000
$0.15	August 13, 2021	6,852,400
		18,743,226